Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets and liabilities measured at fair value	$ 0	$ 198,000	$ 1,727,694
Warrants liabilities
Financial assets and liabilities measured at fair value	417,000	2,000,000
Convertible Notes
Financial assets and liabilities measured at fair value	0	198,000
Level 1
Financial assets and liabilities measured at fair value	0	0
Level 1 | Warrants liabilities
Financial assets and liabilities measured at fair value	0	0
Level 1 | Convertible Notes
Financial assets and liabilities measured at fair value	0	0
Level 2
Financial assets and liabilities measured at fair value	0	0
Level 2 | Warrants liabilities
Financial assets and liabilities measured at fair value	0	0
Level 2 | Convertible Notes
Financial assets and liabilities measured at fair value	0	0
Level 3
Financial assets and liabilities measured at fair value	417,000	2,198,000
Level 3 | Warrants liabilities
Financial assets and liabilities measured at fair value	417,000	2,000,000
Level 3 | Convertible Notes
Financial assets and liabilities measured at fair value	0	198,000
Fair Value Total Lelvel [Member]
Financial assets and liabilities measured at fair value	$ 417,000	$ 2,198,000